General - Schedule of Major Classes of Assets and Liabilities Classified as Discontinued Operations (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents	$ 267	$ 1,159
Trade receivables	1,200	244
Other accounts receivable and prepaid expenses	61	6
Inventories	940	845
Property, plant and equipment, Net	319	266
Total assets of discontinued operations	2,787	2,520
Trade payables	4	54
Accrued expenses and other liabilities	324	211
Total liabilities of discontinued operations	$ 328	$ 265